Explanatory notes to the Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2024
Cash Flows Explanatory Notes [Abstract]
Explanatory notes to the Consolidated Statement of Cash Flows

31.	Explanatory notes to the Consolidated Statement of Cash Flows
Non-cash items
For the year ended December 31, 2024, non-cash items of €6,200 million primarily included: (i) €7,226 million for depreciation and amortization expense, (ii) €1,927 million in other non-cash items mainly referred to impairments, partially offset by (iii) €2,921 million change in deferred taxes resulting primarily from an increase in deferred tax assets (Refer to
Note 7, Tax expense/(benefit) for additional information) and (iv) €32 million gains on disposal of equity investments and other assets.
For the year ended December 31, 2023, non-cash items of €8,775 million primarily included: (i) €7,549 million for depreciation and amortization expense, (ii) €701 million change in deferred taxes resulting primarily from a decrease in deferred tax assets (Refer to Note 7, Tax expense/(benefit) for additional information), (iii) €720 million in other non-cash items mainly referred to impairments and hyperinflation impacts, partially offset by (iv) €195 million gains on disposal of equity investments and other assets.
For the year ended December 31, 2022, non-cash items of €6,285 million primarily included: (i) €6,797 million for depreciation and amortization expense, partially offset by (ii) a €711 million change in deferred taxes resulting primarily from the recognition of deferred tax assets previously unrecognized (Refer to Note 7, Tax expense/(benefit) for additional information).
Operating activities
For the year ended December 31, 2024, net cash from operating activities of €4,008 million was primarily the result of: (i) net profit from continuing operations of €5,520 million adjusted by: (1) non-cash items of €6,200 million, (2) net increase in provisions of €1,779 million, mainly attributable to commercial risks in North America, restructuring and other risks, (3) the negative effect of the change in working capital of €5,987 million, which was mainly due to (i) a decrease of
€4,007 million in trade payables, primarily reflecting lower production volumes in Enlarged Europe and North America, (ii) a decrease of €3,398 million in other payables net of other receivables primarily related to a decrease in tax payables net of tax receivables and to a decrease in payables to personnel, partially offset by (iii) a decrease of €786 million in trade receivables primarily due to lower volumes, and (iv) a decrease of €632 million in inventories mostly driven by reduction in new vehicles stock in Enlarged Europe due to lower production which is partially offset by an increase in used cars and manufacturing supplies and (4) the negative effect of the change in carrying amount of leased vehicles of €3,885 million related to the financial services activity in North America.
For the year ended December 31, 2023, net cash from operating activities of €22,485 million was primarily the result of: (i) net profit from continuing operations of €18,625 million adjusted by: (1) non-cash items of €8,775 million, (2)
net increase in provisions of €2,460 million, mainly attributable to sales incentives in North America and Enlarged Europe,
(3) the negative effect of the change in working capital of €5,472 million, which was mainly due to (i) an increase of
€4,388 million in inventories mostly driven by new vehicles reflecting a stabilization following a 2020-2022 period characterized by significant supply constraints and additional raw materials inventories to secure production and (ii) an increase of €2,249 million in trade receivables primarily due to the ongoing plan of factoring reduction, partially offset by
(iii) an increase of €1,058 million in trade payables, primarily reflecting inventories increase and by (iv) an increase of
€107 million in other payables net of other receivables.
For the year ended December 31, 2022, net cash from operating activities of €19,959 million was primarily the result of: (i) net profit from continuing operations of €16,779 million adjusted by: (1) non-cash items of €6,285 million, (2)
net increase in provisions of €1,906 million mainly attributable to product warranty, sales incentives and accruals for restructuring and CAFE penalty rates, (3) the negative effect of the change in working capital of €4,481 million, which was mainly driven by (i) an increase of €5,606 million in inventories, reflecting increases in raw materials and components costs and safety stock, as well as an increase in new vehicle inventory levels mainly as a result of logistic challenges, (ii) an increase of €1,986 million in trade receivables primarily due to a reduction in level of factoring, (iii) an increase of
€1,054 million in other receivables net of other payables mainly due to advances to suppliers and indirect taxes in Enlarged
Europe, partially offset by (iv) an increase of €4,165 million in trade payables, primarily reflecting increases in both inventories and costs of raw materials and components.
Investing activities
For the year ended December 31, 2024, net cash used in investing activities of €15,982 million was primarily the result of (1) €11,060 million of investment in property, plant and equipment and intangible assets, including €3,922 million of capitalized development expenditures, partially offset by €223 million increase in payables related to the investments in properties, plant and equipment and intangible assets, (2) an increase in receivables from financing activities of
€4,151 million, which was mainly attributable to increased retail and dealer financing in North and South America, (3)
acquisitions of subsidiaries and equity method investments for €1,652 million primarily relating to (i) the capital injections to joint ventures and associates for the total of €1,267 million and (ii) acquisitions relating to Comercial Automotiva S.A.,
Groupe 2L Logistics, PPET and Sopriam for the total gross amount of €388 million (refer to Note 3, Scope of consolidation for additional information), partially offset by the disposal of property, plant and equipment of €365 million and of investments in subsidiaries and associates of €261 million.
For the year ended December 31, 2023, net cash used in investing activities of €15,047 million was primarily the result of (1) €10,193 million of investment in property, plant and equipment and intangible assets, including €4,184 million of capitalized development expenditures, partially offset by €1,068 million increase in payables related to the investments in properties, plant and equipment and intangible assets, (2) an increase in receivables from financing activities of
€3,834 million, which was mainly attributable to increased retail and dealer financing of SFS U.S. and dealer financing in
Brazil, (3) acquisitions of subsidiaries and equity method investments for €3,885 million primarily relating to (i) the investment in Leapmotor for €1,419 million, (ii) the capital contributions to StarPlus, NextStar, Symbio, PPET and PPETA for total €1,222 million, (iii) the capital contributions to and acquisitions of financial services entities for €263 million, (iv)
acquisition of ownership in South American companies, primarily in raw materials and renewable energy, for €603 million, partially offset by the disposal of property, plant and equipment of €533 million and of investments in subsidiaries and associates of €1,457 million, including the net proceeds from the disposal of FCA Bank for €1,090 million.
For the year ended December 31, 2022, net cash used in investing activities of €10,531 million was primarily the result of (1) €8,615 million of investment in property, plant and equipment and intangible assets, including €3,487 million of capitalized development expenditures, (2) €399 million decrease in payables related to the investments in properties, plant and equipment and intangible assets, (3) an increase in receivables from financing activities of €1,413 million, which was mainly attributable to increased retail financing of SFS U.S. and dealer financing in Brazil, (4) acquisitions of consolidated subsidiaries and equity method investments for €666 million including primarily the controlling interest in aiMotive, Share
Now and Stimcar Holding and the capital contribution paid to StarPlus Energy LLC, partially offset by the disposal of property, plant and equipment of €545 million and of investments in subsidiaries and associates of €235 million.
Financing activities
For the year ended December 31, 2024, net cash from financing activities of €2,061 million resulted primarily from
(1) the net increase in long-term debt of €4,644 million including (i) the issuance of bonds for €2,750 million which are partially offset by repayment of bonds at maturity for €1,950 million, (ii) new long-term debt for €10,365 million primarily related to the funding of SFS U.S., partially offset by repayments for €6,521 million, (2) the distribution of dividends to shareholders of €4,651 million, (3) the decrease in securities of €2,422 million primarily attributable to reduction of investments in Enlarged Europe and North America, (4) the purchase of treasury shares for €3,000 million as a result of the share buyback program (Refer to Note 28, Equity for additional information), and (5) the changes in short-term debt and other financial assets and liabilities for positive €2,557 million.
For the year ended December 31, 2023, net cash used in financing activities of €9,200 million resulted primarily from (1) the net decrease in long-term debt of €214 million including (i) the repayment of bonds at maturity for
€3,277 million which are partially offset by the issuance of bonds for €2,500 million, (ii) new long-term debt for
€1,668 million, partially offset by repayments for €1,105 million, (2) the distribution of dividends to shareholders of
€4,208 million, (3) the increase in securities of €2,754 million primarily attributable to the investment in marketable debt securities by our central treasury companies, (4) the purchase of treasury shares for €2,434 million as a result of the share buyback program for €1,500 million and the purchase of a portion of the shares held by Dongfeng for €934 million (Refer to
Note 28, Equity for additional information), and (5) the changes in short-term debt and other financial assets and liabilities for positive €328 million.
For the year ended December 31, 2022, net cash used in financing activities of €13,167 million resulted primarily from (1) the net decrease in long-term debt of €6,480 million including (i) the repayment of €6,300 million Intesa San Paolo credit facility and of other long-term debt for €1,448 million, (ii) the repayment of bonds at maturity for €1,350 million, partially offset by the issuance of bonds for €2,231 million and new long-term debt for €387 million, (2) the distribution of dividends to Shareholders of €3,353 million, (3) the increase in securities of €2,069 million mainly driven by the investment of liquidity in financial assets which do not meet all the condition to be classified as cash equivalents, (4) the purchase of treasury shares for €923 million as a result of the exercise of GM Warrants (Refer to Note 28, Equity for additional information), and (5) the changes in short-term debt and other financial assets and liabilities for negative €400 million.
The following is a reconciliation of liabilities arising from financing activities for the years ended December 31,
2024 and 2023:

	Years ended December 31,
	2024	2023
	(€ million)
Total Debt at January 1	€29,463	€27,153
Add: Derivative (assets)/liabilities and collateral at January 1	(109)	(67)
Add: Securities and financial receivables at January 1	(9,357)	(4,176)
Total Liabilities from financing activities at January 1	€19,997	€22,910

Cash flows(1)	9,623	(2,640)
Foreign exchange effects	12	(250)
Fair value changes	85	468
Changes in scope of consolidation	350	955
Transfer to (assets)/liabilities held for sale	(10)	(122)
Other changes	715	(1,324)

Total Liabilities from financing activities at December 31	€30,772	€19,997
Less: Derivative (assets)/liabilities and collateral at December 31	(409)	(109)
Less: Securities and financial receivables at December 31	(6,046)	(9,357)
Total Debt at December 31	€37,227	€29,463
______________________________________________________________________________________________________________________________
(1) Includes the lines (a) Changes in short-term debt and other financial assets and liabilities, (b) Changes in long-term debt and (3) Change in securities. Refer to the
Consolidated Statement of Cash Flows for additional information
Amounts relating to IFRS 16 recognized in the Consolidated Statement of Cash Flows
During the years ended December 31, 2024, 2023 and 2022, the total cash outflow for leases recognized in accordance with IFRS 16 was €938 million, €757 million and €626 million, respectively, of which €874 million, €693 million and €568 million, respectively, related to cash payments for the principal portion of lease liabilities (recognized within Cash flows from financing activities in the Consolidated Statement of cash flows) and €64 million, €64 million and
€58 million, respectively, related to cash payments for interest expense related to lease liabilities (recognized within Cash flows from operating activities in the Consolidated Statement of cash flows).
Dividends received, interest expense and taxes paid
During the years ended December 31, 2024, 2023 and 2022, the Company paid interest of €1,549 million and received interest of €2,716 million, €1,126 million and €2,917 million, €937 million and €1,201 million, respectively. These amounts are mainly recognized within Cash flows from operating activities in the Consolidated Statement of Cash Flows.
Amounts indicated are also inclusive of interest rate differentials paid or received on interest rate derivatives.
During the years ended December 31, 2024, 2023 and 2022, the Company made income tax payments, net of refunds, totaling €2,792 million, €2,649 million and €2,860 million, respectively. These amounts are mainly recognized within Cash flows from operating activities in the Consolidated Statement of Cash Flows. Amounts indicated are also inclusive of interest rate differentials paid or received on interest rate derivatives. For the year ended December 31, 2024 income tax payments include €72 million of U.S. purchased tax credits from a third party.
During the years ended December 31, 2024, 2023 and 2022, the Company received dividends of €335 million,
€312 million and €217 million, respectively. These amounts are recognized within Cash flows from operating activities in the
Consolidated Statement of Cash Flows.